JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.5%
Aerospace & Defense — 4.9%
Boeing Co. (The)	290	110,449
General Dynamics Corp.	1,549	283,052
Northrop Grumman Corp.	775	290,512
United Technologies Corp.	264	35,988

		720,001

Banks — 4.8%
Bank of America Corp.	2,336	68,155
Citigroup, Inc.	1,167	80,607
First Republic Bank	44	4,218
Huntington Bancshares, Inc.	9,445	134,782
KeyCorp	8,463	150,977
SunTrust Banks, Inc.	1,419	97,640
SVB Financial Group *	598	124,920
Wells Fargo & Co.	934	47,114

		708,413

Beverages — 4.8%
Coca-Cola Co. (The)	7,634	415,569
Constellation Brands, Inc., Class A (a)	1,363	282,455
PepsiCo, Inc.	34	4,595

		702,619

Biotechnology — 1.4%
AbbVie, Inc.	615	46,563
Alexion Pharmaceuticals, Inc. *	792	77,587
Biogen, Inc. *	13	3,035
Celgene Corp. *	532	52,825
Vertex Pharmaceuticals, Inc. *	127	21,568

		201,578

Capital Markets — 3.1%
Ameriprise Financial, Inc.	1,194	175,650
Charles Schwab Corp. (The)	804	33,633
Intercontinental Exchange, Inc.	8	699
Morgan Stanley	5,849	249,577

		459,559

Chemicals — 1.5%
Air Products & Chemicals, Inc.	24	5,229
Celanese Corp.	47	5,735
Corteva, Inc.	199	5,558
DuPont de Nemours, Inc.	469	33,463
Eastman Chemical Co.	1,689	124,673
Linde plc (United Kingdom)	251	48,673

		223,331

Commercial Services & Supplies — 0.0% (b)
Waste Management, Inc.	50	5,776

Consumer Finance — 0.1%
American Express Co.	119	14,017

Containers & Packaging — 0.9%
Crown Holdings, Inc. *	1,995	131,776

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	5,589	337,361

Electric Utilities — 4.7%
American Electric Power Co., Inc.	1,627	152,458
Edison International	1,731	130,521
Exelon Corp.	94	4,560
NextEra Energy, Inc.	799	186,169
Xcel Energy, Inc.	3,405	220,922

		694,630

Electrical Equipment — 1.4%
Eaton Corp. plc	2,263	188,198
Rockwell Automation, Inc.	72	11,844

		200,042

Entertainment — 1.8%
Electronic Arts, Inc. *	315	30,796
Netflix, Inc. *	876	234,500

		265,296

Equity Real Estate Investment Trusts (REITs) — 2.6%
Equinix, Inc.	26	15,170
Prologis, Inc.	3,792	323,131
Ventas, Inc.	393	28,682
VICI Properties, Inc. (a)	670	15,165
WP Carey, Inc.	49	4,379

		386,527

Food Products — 0.1%
Mondelez International, Inc., Class A	126	6,960

Health Care Equipment & Supplies — 3.2%
Becton Dickinson and Co.	184	46,517
Boston Scientific Corp. *	5,858	238,348
Intuitive Surgical, Inc. *	255	137,804
Zimmer Biomet Holdings, Inc.	344	47,183

		469,852

Health Care Providers & Services — 4.0%
Cigna Corp.	1,457	221,208
HCA Healthcare, Inc.	19	2,280
Quest Diagnostics, Inc.	730	78,163
UnitedHealth Group, Inc.	1,303	283,104

		584,755

Hotels, Restaurants & Leisure — 1.9%
Hilton Worldwide Holdings, Inc.	50	4,681
McDonald’s Corp.	190	40,791
Royal Caribbean Cruises Ltd.	1,861	201,550
Yum! Brands, Inc.	246	27,882

		274,904

Household Durables — 0.2%
Lennar Corp., Class A	584	32,632

Household Products — 0.5%
Procter & Gamble Co. (The)	543	67,493

Industrial Conglomerates — 0.5%
Honeywell International, Inc.	440	74,378

Insurance — 1.0%
Arthur J Gallagher & Co.	595	53,271
Chubb Ltd.	23	3,723
Hartford Financial Services Group, Inc. (The)	432	26,206
MetLife, Inc.	122	5,742
Progressive Corp. (The)	402	31,086
Prudential Financial, Inc.	257	23,079

		143,107

Interactive Media & Services — 5.5%
Alphabet, Inc., Class A *	443	541,002
Alphabet, Inc., Class C *	126	154,072
Facebook, Inc., Class A *	634	112,823

		807,897

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Internet & Direct Marketing Retail — 4.4%
Amazon.com, Inc. *	364	631,293
Expedia Group, Inc.	101	13,546

		644,839

IT Services — 6.0%
Automatic Data Processing, Inc.	297	47,895
Cognizant Technology Solutions Corp., Class A	322	19,414
Fidelity National Information Services, Inc.	130	17,258
Fiserv, Inc. *	437	45,300
Leidos Holdings, Inc.	2,014	172,978
Mastercard, Inc., Class A	1,464	397,678
PayPal Holdings, Inc. *	1,686	174,637
WEX, Inc. *	35	7,043

		882,203

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	610	177,565

Machinery — 0.9%
Deere & Co.	170	28,618
Ingersoll-Rand plc	242	29,821
Stanley Black & Decker, Inc.	544	78,562

		137,001

Media — 3.1%
Charter Communications, Inc., Class A *	755	311,160
Comcast Corp., Class A	1,712	77,164
Discovery, Inc., Class A * (a)	177	4,726
Discovery, Inc., Class C *	2,606	64,171

		457,221

Oil, Gas & Consumable Fuels — 4.2%
Chevron Corp.	2,174	257,785
Concho Resources, Inc.	816	55,440
Diamondback Energy, Inc.	1,752	157,514
EOG Resources, Inc.	109	8,057
Marathon Petroleum Corp.	543	32,968
Parsley Energy, Inc., Class A	839	14,096
Pioneer Natural Resources Co.	714	89,768
TC Energy Corp. (Canada)	82	4,263

		619,891

Pharmaceuticals — 4.5%
Allergan plc	15	2,456
Bristol-Myers Squibb Co.	1,959	99,346
Elanco Animal Health, Inc. *	38	1,023
Eli Lilly & Co.	310	34,672
Johnson & Johnson	314	40,658
Merck & Co., Inc.	2,211	186,142
Nektar Therapeutics * (a)	762	13,882
Pfizer, Inc.	7,914	284,335

		662,514

Road & Rail — 2.0%
Canadian Pacific Railway Ltd. (Canada)	10	2,228
Lyft, Inc., Class A * (a)	245	9,991
Norfolk Southern Corp.	1,506	270,484
Union Pacific Corp.	67	10,773

		293,476

Semiconductors & Semiconductor Equipment — 5.9%
Advanced Micro Devices, Inc. *	4,915	142,494
Analog Devices, Inc.	1,860	207,806
Broadcom, Inc.	75	20,640
NVIDIA Corp.	613	106,755
NXP Semiconductors NV (Netherlands)	396	43,164
QUALCOMM, Inc.	66	5,000
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	6,030	280,296
Texas Instruments, Inc.	417	53,869

		860,024

Software — 8.3%
Coupa Software, Inc. *	195	25,302
Intuit, Inc.	27	7,162
Microsoft Corp.	5,978	831,145
salesforce.com, Inc. *	1,951	289,586
Workday, Inc., Class A *	344	58,440

		1,211,635

Specialty Retail — 4.1%
Advance Auto Parts, Inc.	651	107,593
AutoZone, Inc. *	5	5,663
Best Buy Co., Inc.	197	13,566
Home Depot, Inc. (The)	311	72,090
Lowe’s Cos., Inc.	299	32,833
O’Reilly Automotive, Inc. *	679	270,636
Ross Stores, Inc.	535	58,812
TJX Cos., Inc. (The)	759	42,320

		603,513

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	1,466	328,371

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	106	9,942

Tobacco — 0.3%
Philip Morris International, Inc.	527	39,987

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. *	203	15,993

TOTAL COMMON STOCKS (Cost $10,947,552)		14,457,079

	No. of Warrants (000)
WARRANTS — 0.0% (b)
Consumer Finance — 0.0% (b)
Emergent Capital, Inc. expiring 10/1/2019, price 10.75 USD * (Cost $—)	24	—	(c)

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (d) (e) (Cost $177,648)	177,593	177,647

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.3%
JPMorgan Securities Lending Money Market Fund Class Agency SL, 2.22% (d) (e)	39,007	39,007
JPMorgan U.S. Government Money Market Fund Class IM, 2.00% (d) (e)	6,866	6,866

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $45,873)		45,873

Total Investments — 100.0% (Cost $11,171,073)		14,680,599
Liabilities in Excess of Other Assets — 0.0% (b)		(194)

Net Assets — 100.0%		14,680,405

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt
USD	United States Dollar
(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is approximately $44,980,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2019 (amounts in thousands, except number of contracts):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	777	12/2019	USD	115,656	(510)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,680,599	$—	(b)	$—	$14,680,599

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(510)	$—		$—	$(510)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of warrants.
(b)	Amount rounds to less than one thousand.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (a) (b)	$88,792	$1,596,223	$1,507,307	$(51)	$(10)	$177,647	177,593	$740	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (a) (b)	13,017	267,300	241,300	(9)	(1)	39,007	39,007	313	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	3,902	124,973	122,009	—	—	6,866	6,866	77	—

Total	$105,711	$1,988,496	$1,870,616	$(60)	$(11)	$223,520		$1,130	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.